Accounts Receivable	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Accounts Receivable
11.	Accounts Receivable

		December 31	December 31

(in thousands)	Note	2023	2022

Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$5,360	$2,516

Trade receivables from sales of cobalt	6	3,975	6,642

Other accounts receivable		743	1,029

Total accounts receivable		$10,078	$10,187
The trade receivables from sales of cobalt generally have extended payment terms with outstanding amounts being supported by a $3 million letter of credit.